VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 16.9%
Argentina: 1.9%
YPF SA 144A 9.00%, 02/12/26 (s)	USD	108	$104,404
YPF SA Reg S
8.50%, 07/28/25	USD	204	179,370
9.00%, 02/12/26 (s)	USD	29	27,770
			311,544
Bahrain: 0.7%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	120	122,989
Colombia: 0.7%
Ecopetrol SA 8.88%, 01/13/33	USD	117	118,404
India: 0.9%
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	USD	44	31,083
JSW Hydro Energy Ltd. Reg S 4.12%, 05/18/31	USD	152	126,442
			157,525
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	117	114,628
Luxembourg: 0.7%
MC Brazil Downstream Trading SARL Reg S 7.25%, 06/30/31	USD	156	121,943
Mauritius: 0.6%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	100	80,133
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	23	18,431
			98,564
Mexico: 4.2%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120	2
Petroleos Mexicanos
6.49%, 01/23/27	USD	363	329,785
6.62%, 06/15/35 †	USD	212	154,794
7.69%, 01/23/50 †	USD	332	234,523
			719,104
Qatar: 1.4%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	129	135,852
Qatar Energy 144A 2.25%, 07/12/31	USD	122	103,816
			239,668
Singapore: 1.7%
Medco Laurel Tree Pte Ltd. Reg S
	Par (000’s)		Value
Singapore (continued)
6.95%, 11/12/28	USD	177	$156,621
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	151	133,908
			290,529
South Africa: 1.9%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	336	327,068
United States: 0.7%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	128	110,267
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	163	140,157
Total Corporate Bonds (Cost: $3,062,166)			2,872,390

GOVERNMENT OBLIGATIONS: 75.2%
Angola: 1.2%
Angolan Government International Bond 144A 9.50%, 11/12/25	USD	204	202,890
Argentina: 0.3%
Argentine Republic Government International Bond 0.50%, 07/09/30 (s)	USD	181	52,895
Brazil: 4.7%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	867	170,120
10.00%, 01/01/29	BRL	3,437	628,170
			798,290
Chile: 4.7%
Bonos de la Tesoreria de la Republica de Chile 2.50%, 03/01/25	CLP	220,000	258,183
Bonos de la Tesoreria de la Republica de Chile 144A Reg S 5.00%, 10/01/28	CLP	430,000	543,510
			801,693
Colombia: 1.1%
Republic of Colombia Government Bond 4.50%, 03/15/29	USD	203	179,354
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61	60,809
Czech Republic: 2.5%
Czech Republic Government Bond

1

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Czech Republic (continued)
2.00%, 10/13/33	CZK	3,730	$135,696
Czech Republic Government Bond Reg S 1.00%, 06/26/26	CZK	7,130	291,461
			427,157
Democratic Republic of the Congo: 1.9%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	376	317,058
Dominican Republic: 0.9%
Dominican Republic International Bond Reg S 9.75%, 06/05/26	DOP	9,000	161,096
Gabon: 0.1%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	26,088
Guatemala: 0.3%
Guatemala Government Bond 144A 5.25%, 08/10/29	USD	61	59,780
Hungary: 0.8%
Hungary Government Bond 2.50%, 10/24/24 †	HUF	52,880	130,470
Indonesia: 7.0%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,793,000	246,863
6.38%, 04/15/32	IDR	3,888,000	254,078
7.00%, 09/15/30	IDR	2,786,000	190,094
7.12%, 06/15/38	IDR	3,688,000	249,882
7.12%, 06/15/43	IDR	3,713,000	251,123
			1,192,040
Israel: 1.6%
Israel Government Bond - Fixed
1.30%, 04/30/32	ILS	500	114,916
3.75%, 03/31/24	ILS	572	158,274
			273,190
Ivory Coast: 0.2%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	42	39,122
Jamaica: 0.4%
Jamaica Government International Bond 7.62%, 07/09/25	USD	64	65,426
Jordan: 0.5%
Jordan Government International Bond 144A 4.95%, 07/07/25	USD	82	78,659
Kuwait: 0.5%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	86	84,394
		Par (000’s)	Value
Malaysia: 7.0%
Malaysia Government Bond
3.90%, 11/16/27	MYR	1,615	$371,626
4.76%, 04/07/37	MYR	1,962	470,322
4.89%, 06/08/38	MYR	1,422	348,829
			1,190,777
Morocco: 0.4%
Morocco Government International Bond 144A 2.38%, 12/15/27	USD	77	67,966
Mozambique: 0.9%
Mozambique International Bond Reg S 5.00%, 09/15/31 (s)	USD	219	158,304
Oman: 0.7%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	114	116,279
Pakistan: 1.7%
Pakistan Government International Bond 144A 8.88%, 04/08/51	USD	168	58,292
Pakistan Government International Bond Reg S
6.00%, 04/08/26	USD	550	202,125
7.88%, 03/31/36	USD	72	25,272
			285,689
Paraguay: 0.5%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	86	83,090
Peru: 3.3%
Peru Government Bond
5.40%, 08/12/34	PEN	1,744	389,280
6.15%, 08/12/32	PEN	686	166,754
			556,034
Philippines: 2.4%
Philippine Government International Bond 6.25%, 01/14/36	PHP	23,084	412,772
Poland: 1.4%
Poland Government Bond 7.50%, 07/25/28	PLN	842	207,201
Republic of Poland Government Bond 1.75%, 04/25/32	PLN	206	33,874
			241,075
Romania: 2.4%
Romania Government Bond
4.85%, 07/25/29	RON	1,410	271,177
5.00%, 02/12/29	RON	660	129,090
			400,267
Rwanda: 0.2%
Rwanda International Government Bond 144A 5.50%, 08/09/31	USD	39	28,256

2

		Par (000’s)	Value
Saudi Arabia: 1.5%
Saudi Government International Bond 144A 4.75%, 01/18/28	USD	257	$260,350
South Africa: 4.6%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR	4,710	205,131
8.88%, 02/28/35	ZAR	12,029	579,865
			784,996
South Korea: 2.1%
Korea Treasury Bond
3.12%, 09/10/27	KRW	389,000	297,428
3.38%, 06/10/32	KRW	79,000	61,411
			358,839
Sri Lanka: 1.2%

Sri Lanka Government International Bond Reg S 5.75%, 04/18/23	USD	404	145,515
Sri Lanka Treasury Bill 0.00%, 06/09/23 ^	LKR	23,000	67,464
			212,979
Thailand: 6.2%
Thailand Government Bond
1.58%, 12/17/35	THB	14,343	374,483
1.60%, 12/17/29	THB	11,773	332,533
2.65%, 06/17/28	THB	11,441	345,294
			1,052,310
Turkey: 3.8%
Turkey Government International Bond
5.75%, 05/11/47	USD	667	474,654
9.38%, 03/14/29	USD	160	163,210
			637,864
United Arab Emirates: 1.5%
Abu Dhabi Government International Bond Reg S 1.88%, 09/15/31	USD	304	256,881
Uruguay: 2.0%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	7,282	166,679
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	6,914	165,735
			332,414
		Par (000’s)	Value
Uzbekistan: 0.4%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	720,000	$62,109
Zambia: 1.9%
Zambia Government Bond
13.00%, 01/25/31	ZMW	8,834	223,306
13.00%, 09/20/31	ZMW	315	7,743
13.00%, 12/27/31	ZMW	1,120	27,138
14.00%, 05/31/36	ZMW	2,735	63,745
			321,932
Total Government Obligations (Cost: $12,472,524)			12,771,594

SHORT-TERM INVESTMENT: 0.2% (Cost: $40,919)
United States Treasury Obligations: 0.2%
United States Treasury Bill 0.00%, 04/18/23 ^		41,000	40,919

	Number of Shares
MONEY MARKET FUND: 5.0% (Cost: $847,283)
Invesco Treasury Portfolio - Institutional Class		847,283	847,283

Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $16,422,892)			16,532,186

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $516,910)
State Street Navigator Securities Lending Government Money Market Portfolio		516,910	516,910
Total Investments: 100.3% (Cost: $16,939,802)			17,049,096
Liabilities in excess of other assets: (0.3)%			(57,927)
NET ASSETS: 100.0%			$16,991,169

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Schedule of Open Forward Foreign Currency Contracts - March 31, 2023

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
STATE STREET BANK AND TRUST COMPANY	USD	40,988	CNY	281,541	4/24/2023	$51

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $499,746.
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,290,840, or 13.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government Activity	77.5%	$12,812,513
Energy	10.1	1,668,327
Utilities	4.9	808,052
Consumer Cyclicals	0.9	140,157
Technology	0.8	133,909
Industrials	0.7	121,943
Financials	0.0	2
Money Market Fund	5.1	847,283
	100.0%	$16,532,186
4